Significant transactions	12 Months Ended
Dec. 31, 2020
Significant transactions
Significant transactions	Significant transactions
Merger Agreement with Third Point Reinsurance, Ltd.
On August 6, 2020, the Company announced that it had entered into an Agreement and Plan of Merger (the “2020 Merger Agreement”), by and among the Company, Third Point Reinsurance Ltd., a Bermuda exempted company (“TPRE”), and Yoga Merger Sub Limited, a Bermuda exempted company and a wholly owned subsidiary of TPRE (“Merger Sub”). The 2020 Merger Agreement provides, among other things, that, upon the terms and subject to the conditions set forth in the 2020 Merger Agreement and a Statutory Merger Agreement to be executed by the Company, TPRE and Merger Sub (the “Statutory Merger Agreement”), Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of TPRE (the “TPRE Merger”). The 2020 Merger Agreement, the Statutory Merger Agreement, and the consummation of the transactions contemplated by the 2020 Merger Agreement and the Statutory Merger Agreement, including the TPRE Merger (the “Transactions”), have been unanimously approved by the board of directors of each of the Company and TPRE.
Under the terms of the 2020 Merger Agreement, as of the effective time of the TPRE Merger (the “Effective Time”), each issued and outstanding common share, par value $0.01 per share, of the Company (“Company Shares”) will be converted into the right to receive, at the election of the holder thereof, (i) $9.50 in cash (the “Cash Election”), or (ii) (A) 0.743 of a common share, par value $0.10 per share, of TPRE (“TPRE Shares”) and (B) one contractual contingent value right (each, a “CVR”), which will represent the right to receive a contingent cash payment, and which, taken together with the fraction of the TPRE Share received, guarantee that on the second anniversary of the closing date of the TPRE Merger, the electing shareholder will have received equity and cash with a value of at least $13.73 per share (the “Share & CVR Election”), or (iii) (A) $0.905 in cash, (B) a number of TPRE Shares equal to the Mixed Election Common Shares Exchange Ratio (as such term is defined in the 2020 Merger Agreement), (C) a number of newly issued Series A preference shares of TPRE (“TPRE Preference Shares”) equal to the Mixed Election Preference Shares Exchange Ratio (as such term is defined in the 2020 Merger Agreement), (D) 0.190 of a warrant issued by TPRE (each, a “Warrant”) and (E) $0.905 aggregate principal amount of a right (each, an “Upside Right”) issued by TPRE (the “Mixed Election”). Elections were required to be made by than February 11, 2021. Pursuant to the Company Voting and Support Agreement (as defined below), CM Bermuda, whose parent company is CMIG International, has agreed to make the Mixed Election. Holders of Company Shares who do not make an election will be deemed to have made the Share & CVR Election. No fractional TPRE Shares or TPRE Preference Shares will be issued in the TPRE Merger, and holders of Company Shares will receive cash in lieu of any fractional TPRE Shares or TPRE Preference Shares. Dissenting Company shareholders will be entitled to exercise appraisal rights under Bermuda law.
The consummation of the TPRE Merger is subject to the satisfaction or waiver of certain conditions, including, among others, (i) the affirmative vote in favor of the approval of the 2020 Merger Agreement, the Merger and the Statutory Merger Agreement by the holders of a majority of the voting power of the Company Shares and the Company’s Series B preference shares, voting together as a single class, that are present (in person or by proxy) at the Company shareholder meeting called for such purpose, (ii) the affirmative vote in favor of the approval of the issuance of TPRE Shares in the TPRE Merger as contemplated by the 2020 Merger Agreement (the “TPRE Share Issuance”) by the holders of at least a majority of the voting power of TPRE Shares that are present (in person or by proxy) at the TPRE shareholder meeting called for such purpose, (iii) the expiration or termination of any applicable waiting period (together with any extensions thereof) under the Hart-Scott-Rodino Antitrust Improvements Act of 1976 (the “HSR Act”) and any other applicable antitrust laws, (iv) the receipt of certain approvals under applicable insurance laws, (v) the absence of any effective order issued by any governmental authority or court of competent jurisdiction or other legal restraint prohibiting or preventing the consummation of the TPRE Merger, (vi) in the case of each party’s obligation to effect the TPRE Merger, the absence of a material adverse effect with respect to the other party and its subsidiaries, taken as a whole, since the date of the 2020 Merger Agreement, (vii) in the case of each party’s obligation to effect the TPRE Merger, subject to certain materiality exceptions, the accuracy of the representations and warranties made by the other party and compliance by the other party in all material respects with such party’s respective obligations under the 2020 Merger Agreement and (viii) other customary closing conditions. On November 23, 2020, at a Special General Meeting of Shareholders, a majority of votes of Sirius Group Company Shares and Company's Series B preference shares cast voted in favor of the approval of the 2020 Merger Agreement, the TPRE Merger and the Statutory Merger Agreement. On the same day, at a Special General Meeting of Shareholders of TPRE, a majority of the shareholders of TPRE voted in favor of the approval of the TPRE Share Issuance. The Company received all required regulatory approvals and expects the TPRE Merger to close on February 26, 2021.
Sirius Group incurred various legal, advisory and other consulting costs associated with the proposed TPRE Merger of $13.7 million, which are included in the Company's financial condition or results of operations as of and for the year ended December 31, 2020. As part of the amount incurred, $2.6 million is in connection with the Transaction Matters Letter Agreement entered into by Sirius Group, TPRE, CM Bermuda and CMIG International on August 6, 2020. (See Note 22.)
Empire Insurance Company
On July 7, 2020, Sirius Group sold 100% of the common shares of Empire Insurance Company (“Empire”) to Physicians' Reciprocal Insurers. Sirius Group received $11.4 million of proceeds and recognized a $0.9 million gain on the sale of Empire.
Loss portfolio transfer
On January 23, 2020, Sirius Group consummated a loss portfolio transfer with Pacific Re, Inc. Under the agreement, Sirius Group received $69.7 million in cash and assumed net undiscounted loss and loss adjustment expenses ("LAE") reserves with the same value. In addition, Sirius Group recognized Gross written premium and Loss and loss adjustment expenses for $69.7 million.
As part of closing on the loss portfolio transfer, an estimate of net paid losses was included. Sixty days after the closing, actual net paid losses were determined and Sirius Group paid back $0.4 million in cash to Pacific Re, Inc. and reduced assumed net undiscounted loss and LAE reserves by the same value. In addition, Sirius Group adjusted Gross written premium and Loss and loss adjustment expenses by $(0.4) million.
Easterly Acquisition Corp.
On November 5, 2018, the Company completed the transactions contemplated by the definitive Agreement and Plan of Merger ("Merger Agreement"). Under the terms of the Merger Agreement, Easterly Acquisition Corp. ("Easterly") merged with Sirius Acquisitions Holding Company III and became a wholly-owned subsidiary of the Company (the "Easterly Merger"). Upon the closing of the Easterly Merger, Easterly's common stock was exchanged for the Company's common shares at an exchange ratio (the "Exchange Ratio") calculated as (i) the amount of cash per public share of Easterly common stock in Easterly's trust account (the "Trust Account") immediately prior to the closing of the Easterly Merger divided by (ii) (x) 1.05 multiplied by (y) Sirius Group's adjusted diluted book value per common share as of September 30, 2018 ("Sirius Group September 30 Adjusted DBVPS"). Based on the Sirius Group September 30 Adjusted DBVPS, estimated as of September 30, 2018, and funds in the Trust Account on November 5, 2018, the Exchange Ratio was equal to 0.609. Following the Easterly Merger, the Company's common shares are traded on the Nasdaq Global Select Market under the symbol "SG."
Easterly held a special meeting of Easterly stockholders on November 2, 2018 to approve the completion of the transactions contemplated by the Merger Agreement. Easterly Acquisition Sponsor, LLC (the "Sponsor") and Easterly's other stockholders approved each of the proposals presented at the special meeting. After the special meeting but prior to the consummation of the Easterly Merger, certain Easterly public stockholders exercised their redemption rights as provided for by Easterly's charter. In total, out of the Trust Account balance of $149.0 million, there were $109.7 million of redemptions by Easterly public stockholders, which decreased the amount of cash in the Trust Account available for general corporate purposes following the Easterly Merger. After the redemption of shares held by Easterly's public stockholders, there was $39.3 million in the Trust Account. This resulted in the issuance of 2,280,241 common shares to Easterly public stockholders.
Pursuant to the letter agreement among Easterly, the Sponsor and the Company, the private placement warrants issued to the Sponsor at the closing of the Easterly Merger were cancelled. Pursuant to the Merger Agreement, each issued and outstanding public warrant was converted into a warrant exercisable for Company common shares. The number of Company common shares subject to converted warrants was equal to the number of shares of Easterly common stock subject to each Easterly warrant immediately prior to the closing of the Easterly Merger multiplied by the Exchange Ratio, and each converted warrant had an exercise price per Company common share equal to the exercise price per share of Easterly common stock subject to such Easterly warrant immediately prior to the closing of the Easterly Merger divided by the Exchange Ratio. This resulted in the issuance of 6,088,535 converted warrants ("Easterly Warrants").
Upon completion of the TPRE Merger, holders of the Easterly Warrants will have the right to receive the merger consideration that the holder of such warrants would have received if such holder had exercised his, her or its warrants immediately prior to the completion of the TPRE Merger. Because the exercise price of such Easterly Warrants is greater than the per share merger consideration, it is expected that no such warrants will be exercised prior to the completion of the merger and therefore no merger consideration will be paid to holders of such warrants.
Sirius Group Private Placement
In connection with the closing of the Easterly Merger, the Company completed a private placement of Series B preference shares, common shares, and warrants (the "Sirius Group Private Placement") at a price per preference and common share equal to (i) 1.05 multiplied by (ii) the Sirius Group September 30 Adjusted DBVPS, or $17.22447. Investors in the Sirius Group Private Placement included affiliated funds of Gallatin Point Capital, The Carlyle Group, Centerbridge Partners, L.P. and Bain Capital Credit (the "Preference Share Investors"), together with certain employees, directors and "friends & family." The Sirius Group Private Placement raised proceeds of $226.1 million and incurred issuance costs of $2.0 million, resulting in the issuance of:
•11,901,670 Series B preference shares with a cost basis of $195.8 million,
•1,225,954 common shares with a cost basis of $20.8 million,
•5,418,434 warrants that are exercisable for common shares for a period of five years after the Easterly Merger at a strike price equal to 125% of the per share purchase price, or $21.53 with a cost basis of $9.6 million.
Upon completion of the TPRE Merger, the exercise price of the warrants held by the Preference Share Investors will be automatically adjusted to equal the value per share of the Sirius Group common shares reflected by the terms of the TPRE Merger. Thereafter, the warrants held by the Preference Share Investors may be exercised by paying the exercise price and, upon such exercise, would be entitled to receive the per share merger consideration in lieu of receiving the Sirius Group common shares receivable upon exercise of such warrants.
ESPP
In connection with the Easterly Merger, Sirius Group implemented the Employee Share Purchase Plan ("ESPP"), which provided all employees of Sirius Group with a one-time opportunity to purchase between 100 and 1,000 Company common shares at a price equal to 85% of market value for the first 100 shares and 100% of market value for the next 900 shares. For this purpose, market value of the Company common shares was equal to 1.05 times the Sirius Group September 30 Adjusted DBVPS. Employees had the option of paying for the shares upfront or, in the case of employees who are not executive officers, through a loan that is repaid over a two years period through payroll deductions. Through the ESPP, 405 employees purchased 149,236 Company common shares prior to the consummation of the Easterly Merger, with a cost basis of $2.6 million. (See Note 15.)
Gross proceeds of the cash in the Easterly Trust Account assumed by Sirius Group upon the closing of the Easterly Merger, the Sirius Group Private Placement and the ESPP sum to $268.0 million.
Common shares redemption
In connection with the Easterly Merger, the Company and CM Bermuda Ltd. ("CM Bermuda"), the sole holder of the Company's common shares prior to the Easterly Merger, completed the transactions contemplated by its previously announced redemption agreement and the Company redeemed 9,519,280 of the Company's common shares at a price per share equal to $17.22447 for $164.0 million, which were paid on November 16, 2018.
Also in connection with the Easterly Merger, on November 16, 2018 the Company completed a post-closing adjustment of $1.6 million that was settled in cash to CM Bermuda based on the reported book value per share of $16.44 as of September 30, 2018, pursuant to the Merger Agreement.
Sirius Group incurred certain contractual costs associated with the Easterly Merger of $9.0 million and $7.1 million of various legal, advisory and other consulting costs for the Easterly Merger and the Sirius Group Private Placement that were charged to Additional paid-in surplus.
Series A preference shares redemption
In connection with the Easterly Merger, the Company, IMG Acquisition Holdings, LLC ("IMGAH") and Sirius Acquisitions Holding Company II completed the transactions contemplated by its previously announced redemption agreement and the Company redeemed all of the outstanding Series A redeemable preference shares, which were held by IMGAH, for $95.0 million in cash. Effective as of the completion of the redemption, the parties terminated the registration rights agreement and the shareholder's agreement between the Company and IMGAH. In addition, the parties agreed that any remaining contingent consideration in respect of the IMG acquisition will be paid in cash, not in Series A redeemable preference shares as previously contemplated in the agreement in respect of the IMG acquisition. As of December 31, 2020, there was no contingent consideration outstanding to be paid to IMGAH.
Cedar Insurance Company (formerly WRM America Indemnity Company, Inc.)
On August 16, 2018, Sirius Group acquired 100% ownership of WRM America Indemnity Company, Inc. ("WRM America") from WRM America Indemnity Holding Company, LLC for $16.9 million in cash. During 2019, WRM America changed its name to Cedar Insurance Company ("Cedar"). Cedar is a New York-domiciled insurer with a run-off book of business mainly comprised of general liability, educator's legal liability, automobile liability and physical damage, property and excess catastrophe liability. As part of the purchase of Cedar, Sirius Group acquired $3.1 million of indefinite-lived intangible assets related to insurance licenses.
The Phoenix Holdings Ltd.
On July 2, 2018, Sirius Group terminated its share purchase agreement to acquire a controlling interest in The Phoenix Holdings Ltd. As a result of the termination, Sirius Group recognized an income statement charge for the $4.5 million call option it held during 2018.